Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 4,117
Balance at end of year	4,114	$ 4,117
Loans	3,917	3,902	[1]
Undrawn credit facilities and other off-balance sheet exposures	197	215
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	456	293
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(59)	(28)
Provision for (reversal of) credit losses changes in model	15	21
Provision for (reversal of) credit losses net remeasurement	76	219
Total provision for (reversal of) credit losses	32	212
Write-offs	(18)	(33)
Recoveries	7	5
Interest income on impaired loans	(30)	(17)
Foreign exchange and other	2	(4)
Balance at end of year	449	456
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,064	939
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(68)	(50)
Provision for (reversal of) credit losses changes in model	(79)	(1)
Provision for (reversal of) credit losses net remeasurement	553	543
Total provision for (reversal of) credit losses	406	492
Write-offs	(545)	(428)
Recoveries	62	65
Interest income on impaired loans	(7)	(5)
Foreign exchange and other	3	1
Balance at end of year	983	1,064
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	772	868
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(8)	(58)
Provision for (reversal of) credit losses changes in model	52
Provision for (reversal of) credit losses net remeasurement	752	414
Total provision for (reversal of) credit losses	796	356
Write-offs	(739)	(572)
Recoveries	126	120
Balance at end of year	955	772
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,825	1,176
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(108)	(31)
Provision for (reversal of) credit losses changes in model	18	9
Provision for (reversal of) credit losses net remeasurement	857	972
Total provision for (reversal of) credit losses	767	950
Write-offs	(874)	(316)
Recoveries	77	23
Interest income on impaired loans	(84)	(47)
Foreign exchange and other	16	39
Balance at end of year	1,727	1,825
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	739
Balance at end of year	896	739
Loans	800	650
Undrawn credit facilities and other off-balance sheet exposures	96	89
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	90	57
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	15	13
Provision for (reversal of) credit losses changes in model		4
Provision for (reversal of) credit losses net remeasurement	(115)	(62)
Transfers to 12-month ECL	109	97
Transfers to lifetime ECL performing	(10)	(18)
Total provision for (reversal of) credit losses	(1)	34
Foreign exchange and other		(1)
Balance at end of year	89	90
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	174	137
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	32	43
Provision for (reversal of) credit losses changes in model	54	(1)
Provision for (reversal of) credit losses net remeasurement	(544)	(421)
Transfers to 12-month ECL	591	468
Transfers to lifetime ECL performing	(63)	(53)
Total provision for (reversal of) credit losses	70	36
Foreign exchange and other	3	1
Balance at end of year	247	174
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	181	159
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	22	18
Provision for (reversal of) credit losses changes in model	86
Provision for (reversal of) credit losses net remeasurement	(413)	(493)
Transfers to 12-month ECL	491	553
Transfers to lifetime ECL performing	(72)	(56)
Total provision for (reversal of) credit losses	114	22
Balance at end of year	295	181
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	294	335
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	22	21
Provision for (reversal of) credit losses changes in model	(28)	(2)
Provision for (reversal of) credit losses net remeasurement	(194)	(230)
Transfers to 12-month ECL	215	205
Transfers to lifetime ECL performing	(39)	(36)
Total provision for (reversal of) credit losses	(24)	(42)
Foreign exchange and other	(5)	1
Balance at end of year	265	294
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	2,306
Balance at end of year	2,393	2,306
Loans	2,301	2,180
Undrawn credit facilities and other off-balance sheet exposures	92	126
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	142	69
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(19)	(9)
Provision for (reversal of) credit losses changes in model	4	5
Provision for (reversal of) credit losses net remeasurement	96	159
Transfers to 12-month ECL	(107)	(96)
Transfers to lifetime ECL performing	19	22
Transfers to lifetime ECL credit-impaired	(8)	(7)
Total provision for (reversal of) credit losses	(15)	74
Foreign exchange and other	(1)	(1)
Balance at end of year	126	142
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	709	656
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(58)	(62)
Provision for (reversal of) credit losses changes in model	(127)
Provision for (reversal of) credit losses net remeasurement	631	591
Transfers to 12-month ECL	(588)	(465)
Transfers to lifetime ECL performing	74	63
Transfers to lifetime ECL credit-impaired	(96)	(73)
Total provision for (reversal of) credit losses	(164)	54
Foreign exchange and other	1	(1)
Balance at end of year	546	709
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	591	709
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(30)	(76)
Provision for (reversal of) credit losses changes in model	(34)
Provision for (reversal of) credit losses net remeasurement	771	684
Transfers to 12-month ECL	(491)	(553)
Transfers to lifetime ECL performing	72	56
Transfers to lifetime ECL credit-impaired	(219)	(229)
Total provision for (reversal of) credit losses	69	(118)
Balance at end of year	660	591
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	864	490
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(82)	(19)
Provision for (reversal of) credit losses changes in model	46	11
Provision for (reversal of) credit losses net remeasurement	569	583
Transfers to 12-month ECL	(201)	(199)
Transfers to lifetime ECL performing	47	52
Transfers to lifetime ECL credit-impaired	(187)	(72)
Total provision for (reversal of) credit losses	192	356
Foreign exchange and other	5	18
Balance at end of year	1,061	864
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Loans	816	1,072
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	1,072
Balance at end of year	825	1,072
Loans	816	1,072
Undrawn credit facilities and other off-balance sheet exposures	9
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	224	167
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(55)	(32)
Provision for (reversal of) credit losses changes in model	11	12
Provision for (reversal of) credit losses net remeasurement	95	122
Transfers to 12-month ECL	(2)	(1)
Transfers to lifetime ECL performing	(9)	(4)
Transfers to lifetime ECL credit-impaired	8	7
Total provision for (reversal of) credit losses	48	104
Write-offs	(18)	(33)
Recoveries	7	5
Interest income on impaired loans	(30)	(17)
Foreign exchange and other	3	(2)
Balance at end of year	234	224
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	181	146
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(42)	(31)
Provision for (reversal of) credit losses changes in model	(6)
Provision for (reversal of) credit losses net remeasurement	466	373
Transfers to 12-month ECL	(3)	(3)
Transfers to lifetime ECL performing	(11)	(10)
Transfers to lifetime ECL credit-impaired	96	73
Total provision for (reversal of) credit losses	500	402
Write-offs	(545)	(428)
Recoveries	62	65
Interest income on impaired loans	(7)	(5)
Foreign exchange and other	(1)	1
Balance at end of year	190	181
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	394	223
Transfers to lifetime ECL credit-impaired	219	229
Total provision for (reversal of) credit losses	613	452
Write-offs	(739)	(572)
Recoveries	126	120
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	667	351
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(48)	(33)
Provision for (reversal of) credit losses net remeasurement	482	619
Transfers to 12-month ECL	(14)	(6)
Transfers to lifetime ECL performing	(8)	(16)
Transfers to lifetime ECL credit-impaired	187	72
Total provision for (reversal of) credit losses	599	636
Write-offs	(874)	(316)
Recoveries	77	23
Interest income on impaired loans	(84)	(47)
Foreign exchange and other	16	20
Balance at end of year	$ 401	$ 667

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.